SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Common stock	Sep. 30, 2011 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	Dec. 31, 2009 Common stock	May 31, 2011 Common stock	Feb. 28, 2010 Common stock	Sep. 30, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 02, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 31, 2011 Preferred stock	Dec. 31, 2011 Undesignated preferred stock	Dec. 31, 2011 Series A Junior Participating Preferred Stock USDPerRight unit
Shareholder's Equity
Par value of common stock (in dollars per share)	$ 1.00	$ 1.00	$ 1.00				$ 1.00	$ 1.00
Authorized common Stock (in shares)	800,000,000	400,000,000	400,000,000	800,000,000		800,000,000	400,000,000	400,000,000
Dividend declared, per share of common stock (in dollars per share)	$ 0.7250	$ 0.6400	$ 0.5750			$ 0.725	$ 0.640	$ 0.575
Common stock, shares issued												68,316,283
Preferred stock, shares authorized													15,000,000	14,600,000	400,000
Preferred stock purchase rights per common share															1
Preferred stock shares per preferred stock purchase right (in shares)															0.001
Exercise price of preferred stock purchase rights															$ 135
Preferred stock purchase rights, redemption price (in dollars per right)															0.01
Threshold ownership of outstanding common stock by a person or group to trigger preferred stock purchase rights (in percent)															15.00%
Threshold ownership of outstanding common stock by an adverse person to trigger preferred stock purchase rights (in percent)															10.00%
Additional shares authorized to be repurchased contingent upon merger											10,000,000
Common Stock, value of share repurchase program					$ 1,000,000,000
Amount of common stock to be repurchased under ASR agreement				$ 500,000,000
Shares received under ASR agreement				8,330,379
Common stock, shares reacquired through open and private market purchases						3,491,425	7,366,001	1,225,078
Common stock, shares authorized to be repurchased									15,000,000	10,000,000
Number of shares reacquired related to the exercise of stock options and the vesting of stock awards						187,454	242,161	316,150
Shares authorized to be repurchased				18,532,979		18,532,979